IMPAIRMENT OF ASSETS - Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pakistan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	17.70%	16.90%	19.60%
Average annual revenue growth rate, combined average (in percent)	15.40%	15.70%	16.50%
Terminal growth rate	6.50%	4.00%	4.00%
Average operating margin, combined average (in percent)	43.70%	39.60%	43.60%
Average operating margin, terminal period (in percent)	44.90%	40.00%	40.00%
Average CAPEX / revenue, combined average (in percent)	11.20%	11.50%	11.30%
Average CAPEX / revenue, terminal period (in percent)	14.00%	14.00%	14.00%
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	14.60%	12.90%	13.90%
Average annual revenue growth rate, combined average (in percent)	16.20%	11.90%	12.90%
Terminal growth rate	5.50%	3.50%	3.50%
Average operating margin, combined average (in percent)	45.70%	28.90%	30.70%
Average operating margin, terminal period (in percent)	49.40%	33.50%	33.50%
Average CAPEX / revenue, combined average (in percent)	13.30%	13.70%	17.60%
Average CAPEX / revenue, terminal period (in percent)	17.00%	17.00%	17.00%
Kazakhstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	13.30%	11.40%	12.90%
Average annual revenue growth rate, combined average (in percent)	15.10%	10.40%	13.20%
Terminal growth rate	5.90%	1.00%	1.00%
Average operating margin, combined average (in percent)	46.50%	46.00%	49.50%
Average operating margin, terminal period (in percent)	47.00%	45.00%	45.00%
Average CAPEX / revenue, combined average (in percent)	17.40%	16.10%	16.00%
Average CAPEX / revenue, terminal period (in percent)	17.50%	17.50%	17.50%
Uzbekistan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	13.70%	12.80%	14.70%
Average annual revenue growth rate, combined average (in percent)	11.80%	17.90%	22.30%
Terminal growth rate	5.00%	2.50%	2.50%
Average operating margin, combined average (in percent)	39.30%	36.50%	40.00%
Average operating margin, terminal period (in percent)	40.00%	40.00%	40.00%
Average CAPEX / revenue, combined average (in percent)	22.10%	19.70%	22.10%
Average CAPEX / revenue, terminal period (in percent)	20.00%	20.00%	20.00%
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	19.10%	17.70%	20.80%
Average annual revenue growth rate, combined average (in percent)	10.30%	9.80%	8.80%
Terminal growth rate	5.00%	1.00%	1.00%
Average operating margin, combined average (in percent)	51.10%	52.40%	51.80%
Average operating margin, terminal period (in percent)	50.50%	50.00%	50.00%
Average CAPEX / revenue, combined average (in percent)	23.00%	21.50%	19.10%
Average CAPEX / revenue, terminal period (in percent)	20.00%	20.00%	20.00%
Uklon
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	21.00%	0.00%	0.00%
Average annual revenue growth rate, combined average (in percent)	13.50%	0.00%	0.00%
Terminal growth rate	5.00%	0.00%	0.00%
Average operating margin, combined average (in percent)	42.50%	0.00%	0.00%
Average operating margin, terminal period (in percent)	45.70%	0.00%	0.00%
Average CAPEX / revenue, combined average (in percent)	3.70%	0.00%	0.00%
Average CAPEX / revenue, terminal period (in percent)	3.20%	0.00%	0.00%